As filed with the Securities and Exchange Commission on September 18, 2013

File Nos. 033-11444 811-04986

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 59	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61	[X]

FRANKLIN INVESTORS SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code:(650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 20, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement on Form N-1A relates to the prospectus and statement of additional information of Franklin Adjustable U.S. Government Securities Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940, as amended.

Explanatory Note

This Amendment No. 59 (Amendment) to the Registration Statement of Franklin Investors Securities Trust (Registrant) on Form N-1A (File No. 811-04986) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on February 27, 2013 under the 1940 Act (Accession No. 0001379491-13-000117) (Amendment No. 55), as pertaining to the Parts A and Parts B of the Franklin Adjustable U.S. Government Securities Fund series of the Registrant (Fund). The Parts A and the Parts B of the Fund, as filed in Amendment No. 55, are incorporated herein by reference.

FIST2  P-3 09/13

SUPPLEMENT  DATED  SEPTEMBER 20,  2013

TO THE  PROSPECTUS  DATED  MARCH  1,  2013 OF

FRANKLIN INVESTOR SECURITIES TRUST

(Franklin  Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Total Return Fund)

The prospectus is amended as follows:

I. The Franklin Adjustable U.S. Government Securities Fund will begin offering Class R6 shares on or about September 20, 2013. Therefore, on or about September 20, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The “Fund Summaries – Franklin Adjustable U.S. Government Securities Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale
proceeds)	None	1.00%	None	None
1. The Fund will begin offering Class R6 shares on September 20, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	0.65%	None	None
Other expenses[1]	0.12%	0.12%	0.04%	0.12%
Total annual Fund operating expenses	0.87%	1.27%	0.54%	0.62%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class's lower shareholder servicing fees

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 312	$ 496	$ 696	$ 1,273
Class C	$ 229	$ 403	$ 697	$ 1,534
Class R6	$ 55	$ 173	$ 302	$ 677
Advisor Class	$ 63	$ 199	$ 346	$ 774
If you do not sell your shares:
Class C	$ 129	$ 403	$ 697	$ 1,534

III.  The  “Fund  Summary  –  Principal  Risks  –  Portfolio  Turnover”  section  for  Franklin  Adjustable U.S. Government Securities Fund on  page  3  is  revised  as follows:

Portfolio  Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.87% of the average value of its portfolio.

IV. The  “Performance”  section  of  the  Fund  Summary  for  Franklin  Adjustable U.S. Government Securities Fund beginning  on  page  7  is revised  with  the  following:

Performance

The following  bar  chart  and  table  provide  some  indication  of  the  risks  of  investing  in  the  Fund.  The  bar  chart  shows  changes  in the Fund's performance  from  year  to year  for  Class  A  shares.  The  table  shows  how  the  Fund's  average  annual  returns  for  1 year,  5 years,  10  years  or  since inception,  as  applicable,  compared  with  those  of  a broad  measure  of  market  performance.  The  Fund's  past  performance  (before  and  after  taxes) is not  necessarily  an  indication  of  how  the  Fund  will  perform  in  the  future.  You  can  obtain  updated  performance  information  at franklintempleton.com  or by calling  (800)  DIAL  BEN/342-5236.

Sales  charges  are  not  reflected  in  the  bar  chart,  and  if  those  charges  were  included,  returns  would  be  less  than  those  shown.

CLASS  A  ANNUAL  TOTAL  RETURNS

Best Quarter:	Q1'09	1.72%
Worst Quarter:	Q4'12	-0.39%
As of June 30, 2013, the Fund's year-to-date return was -0.05%.

AVERAGE  ANNUAL  TOTAL  RETURNS

(figures  reflect  sales  charges)                                                                                                                                                                                          For the  periods  ended  December  31,  2012

	1 Year	5 Years	10 Years
Franklin Adjustable U.S. Government Securities Fund - Class A
Return Before Taxes	-0.82%	2.01%	2.42%
Return After Taxes on Distributions	-1.35%	1.11%	1.30%
Return After Taxes on Distributions and Sale of Fund Shares	-0.53%	1.19%	1.40%
Franklin Adjustable U.S. Government Securities Fund - Class C	0.13%	2.08%	2.27%
Franklin Adjustable U.S. Government Securities Fund - Advisor Class	1.68%	2.72%	2.78%[1]
Barclays U.S. Government Index: 1-2 Year Component (index reflects no deduction for fees, expenses or taxes)	0.37%	2.04%	2.56%

1. Since inception May 15, 2008.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax  returns  are  calculated  using  the  historical  highest  individual  federal  marginal  income  tax  rates  and  do  not  reflect  the  impact  of state and  local  taxes.  Actual  after-tax  returns  depend  on  an  investor's  tax  situation  and  may  differ  from  those  shown.  After-tax  returns  are  not relevant to  investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements,  such  as 401(k)  plans  or  individual  retirement  accounts. After-tax  returns  are  shown  only  for  Class  A  and  after-tax  returns  for  other  classes  will  vary.

V. The “Taxes” section of the Fund Summary for Franklin Adjustable U.S. Government Securities Fund beginning on page 9 is revised with  the  following:

The Fund's distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI. The  “Fund  Details  –  Franklin  Adjustable U.S. Government Securities Fund –  Management”  section  beginning  on  page  42  is revised to add the following:

Effective May 1, 2013, the Fund's investment management agreement was bundled with its tiered fund administration agreement, including the fees of 0.10% of the Fund's average daily net assets up and including $5 billion; 0.09% of average daily net assets up over $5 billion up to and including $10 billion; and 0.08% of average daily net assets over $10 billion payable thereunder, as approved by the board of trustees. As of such date, the Fund's investment management fee became:

•      0.500% of the value of net assets up to and including $5 billion;

•      0.440% of the value of net assets over $5 billion up to and including $10 billion;

•      0.410% of the value of net assets over $10 billion up to and including $15 billion; and

•      0.380% of the value of net assets over $15 billion.

VII. The  “Fund  Details  –  Franklin  Adjustable U.S. Government Securities Fund –  Financial  Highlights”  tables  beginning  on  page  44  are  updated  to  include figures for  the  six  months  ended  April 30, 2013:

	Six Months Ended April 30, 2013	Year Ended October 31,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.90	$8.84	$8.90	$8.96	$8.86	$8.87
Income from investment operations[a]:
Net investment income	0.030	0.078	0.103	0.109	0.239	0.344
Net realized and unrealized gains (losses)	(0.032)	0.117	0.011	0.073	0.120	0.010
Total from investment operations	(0.002)	0.195	0.114	0.182	0.359	0.354
Less distributions from net investment income	(0.068)	(0.135)	(0.174)	(0.242)	(0.259)	(0.364)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$8.83	$8.90	$8.84	$8.90	$8.96	$8.86

Total return[d]	(0.02)%	2.22%	1.30%	2.06%	4.10%	4.06%

Ratios to average net assets[e]
Expenses	0.87%	0.87%	0.86%	0.86%	0.87%[f]	0.90%[f]
Net investment income	0.73%	0.91%	1.16%	1.24%	2.48%	3.64%

Supplemental data
Net assets, end of period (000's)	$1,223,689	$1,308,971	$1,470,029	$1,536,981	$1,375,234	$586,696
Portfolio turnover rate	4.87%	9.69%	19.65%	43.37%	22.45%	23.83%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.90	$8.83	$8.89	$8.96	$8.86	$8.87
Income from investment operations[a]:
Net investment income	0.011	0.042	0.064	0.087	0.206	0.314
Net realized and unrealized gains (losses)	(0.040)	0.128	0.015	0.049	0.117	0.004
Total from investment operations	(0.029)	0.170	0.079	0.136	0.323	0.318
Less distributions from net investment income	(0.051)	(0.100)	(0.139)	(0.206)	(0.223)	(0.328)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$8.82	$8.90	$8.83	$8.89	$8.96	$8.86

Total return[d]	(0.33)%	1.93%	0.89%	1.53%	3.69%	3.64%

Ratios to average net assets[e]
Expenses	1.27%	1.27%	1.26%	1.26%	1.27%[f]	1.30%[f]
Net investment income	0.33%	0.51%	0.76%	0.84%	2.08%	3.24%

Supplemental data
Net assets, end of period (000's)	$709,064	$794,201	$856,366	$956,002	$596,640	$132,254
Portfolio turnover rate	4.87%	9.69%	19.65%	43.37%	22.45%	23.83%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.91	$8.85	$8.91	$8.97	$8.87	$8.88
Income from investment operations[b]:
Net investment income	0.043	0.107	0.139	0.181	0.267	0.154
Net realized and unrealized gains (losses)	(0.034)	0.111	(0.002)	0.024	0.115	(0.009)
Total from investment operations	0.009	0.218	0.137	0.205	0.382	0.145
Less distributions from net investment income	(0.079)	(0.158)	(0.197)	(0.265)	(0.282)	(0.155)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$8.84	$8.91	$8.85	$8.91	$8.97	$8.87

Total return[e]	0.11%	2.48%	1.55%	2.31%	4.36%	1.64%

Ratios to average net assets[f]
Expenses	0.62%	0.62%	0.61%	0.61%	0.62%[g]	0.65%[g]
Net investment income	0.98%	1.16%	1.41%	1.49%	2.73%	3.89%

Supplemental data
Net assets, end of period (000's)	$449,509	$437,540	$489,675	$368,400	$87,296	$4,124
Portfolio turnover rate	4.87%	9.69%	19.65%	43.37%	22.45%	23.83%

[a]		For the period May 15, 2008 (effective date to October 31, 2008
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.001 per share.
[e]		Total return is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

VIII. The  “Fund  Details  –  Floating Rate Daily Access Fund - Management  –  Special  Servicing  Agreement”  section  on  page  60  is  deleted  in  its  entirety.

IX. The  “Fund  Details  –  Franklin  Franklin Floating Rate Daily Access Fund –  Financial  Highlights”  tables  beginning  on  page  61  are  updated  to  include figures for  the  six  months  ended  April 30, 2013:

	Six Months Ended April 30, 2013	Year Ended October 31,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.11	$8.89	$9.11	$8.73	$7.66	$9.81
Income from investment operations[a]:
Net investment income	0.173	0.403	0.418	0.370	0.292	0.478
Net realized and unrealized gains (losses)	0.098	0.225	(0.220)	0.376	1.072	(2.152)
Total from investment operations	0.271	0.628	0.198	0.746	1.364	(1.674)
Less distributions from net investment income	(0.171)	(0.408)	(0.418)	(0.366)	(0.294)	(0.476)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$9.21	$9.11	$8.89	$9.11	$8.73	$7.66

Total return[d]	2.99%	7.22%	2.17%	8.69%	18.32%	(17.75)%

Ratios to average net assets[e]
Expenses	0.85%[f]	0.90%	0.89%[g]	0.95%[g]	0.96%[g]	0.93%[g]
Net investment income	3.78%	4.52%	4.56%	4.15%	3.66%	5.23%

Supplemental data
Net assets, end of period (000's)	$1,469,384	$1,295,166	$1,246,489	$1,082,656	$955,944	$796,384
Portfolio turnover rate	24.03%	80.88%	126.99%	82.13%	51.46%	31.59%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of waiver and payment by affiliate rounds to less than 0.01%.
[g]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.11	$8.89	$9.11	$8.73	$7.67	$9.81
Income from investment operations[a]:
Net investment income	0.154	0.368	0.380	0.334	0.260	0.441
Net realized and unrealized gains (losses)	0.098	0.224	(0.219)	0.376	1.062	(2.140)
Total from investment operations	0.252	0.592	0.161	0.710	1.322	(1.699)
Less distributions from net investment income	(0.152)	(0.372)	(0.381)	(0.330)	(0.262)	(0.441)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$9.21	$9.11	$8.89	$9.11	$8.73	$7.67

Total return[d]	2.79%	6.79%	1.76%	8.26%	17.69%	(17.96)%

Ratios to average net assets[e]
Expenses	1.25%[f]	1.30%	1.29%[g]	1.35%[g]	1.36%[g]	1.32%[g]
Net investment income	3.38%	4.12%	4.16%	3.75%	3.26%	4.84%

Supplemental data
Net assets, end of period (000's)	$506,499	$431,818	$423,309	$272,602	$209,897	$188,240
Portfolio turnover rate	24.03%	80.88%	126.99%	82.13%	51.46%	31.59%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of waiver and payment by affiliate rounds to less than 0.01%.
[g]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.11	$8.89	$9.11	$8.73	$7.66	$9.81
Income from investment operations[a]:
Net investment income	0.183	0.426	0.442	0.393	0.312	0.500
Net realized and unrealized gains (losses)	0.099	0.225	(0.221)	0.375	1.071	(2.150)
Total from investment operations	0.282	0.651	0.221	0.768	1.383	(1.650)
Less distributions from net investment income	(0.182)	(0.431)	(0.441)	(0.388)	(0.313)	(0.500)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$9.21	$9.11	$8.89	$9.11	$8.73	$7.66

Total return[d]	3.12%	7.49%	2.43%	8.84%	18.74%	(17.54)%

Ratios to average net assets[e]
Expenses	0.60%[f]	0.65%	0.64%[g]	0.70%[g]	0.71%[g]	0.68%[g]
Net investment income	4.03%	4.77%	4.81%	4.40%	3.91%	5.48%

Supplemental data
Net assets, end of period (000's)	$1,314,540	$739,974	$524,938	$273,158	$186,816	$91,831
Portfolio turnover rate	24.03%	80.88%	126.99%	82.13%	51.46%	31.59%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of waiver and payment by affiliate rounds to less than 0.01%.
[g]		Benefit of expense reduction rounds to less than 0.01%.

X. The  “Fund  Details  –  Franklin  Low Duration Total Return Fund –  Financial  Highlights”  tables  beginning  on  page  82  are  updated  to  include figures for  the  six  months  ended  April 30, 2013:

	Six Months Ended April 30, 2013	Year Ended October 31,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.29	$10.27	$10.44	$10.19	$9.58	$9.89
Income from investment operations[a]:
Net investment income	0.075	0.169	0.214	0.240	0.347	0.334
Net realized and unrealized gains (losses)	0.041	0.158	(0.111)	0.334	0.645	(0.273)
Total from investment operations	0.116	0.327	0.103	0.574	0.992	0.061
Less distributions from:
Net investment income	(0.156)	(0.307)	(0.233)	(0.292)	(0.382)	(0.371)
Net realized gains	—	—	(0.040)	(0.032)	—	—
Total distributions	(0.156)	(0.307)	(0.273)	(0.324)	(0.382)	(0.371)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$10.25	$10.29	$10.27	$10.44	$10.19	$9.58

Total return[d]	1.14%	3.26%	0.99%	5.74%	10.55%	0.56%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.98%	1.01%	1.03%	1.06%	1.12%	1.48%
Expenses net of waiver and payments by affiliates	0.80%	0.89%	0.90%	0.90% [f]	0.90% [f]	0.90% [f]
Net investment income	1.20%	1.47%	1.95%	2.15%	3.04%	3.36%

Supplemental data
Net assets, end of period (000's)	$1,073,310	$904,878	$636,622	$369,836	$152,673	$35,181
Portfolio turnover rate	24.69%	51.42%	75.51%	49.84%	53.06%	115.61%
Portfolio turnover rate excluding mortgage dollar rolls	24.69%	51.42%	75.51%	49.84%	53.06%	108.45%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Class C	(unaudited)	2012[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.29	$10.29
Income from investment operations[b]:
Net investment income	0.106	0.013
Net realized and unrealized gains (losses)	(0.008)	0.005
Total from investment operations	0.098	0.018
Less distributions from net investment income	(0.138)	(0.018)
Net asset value, end of period	$10.25	$10.29

Total return[c]	0.96%	0.17%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.38%	1.41%
Expenses net of waiver and payments by affiliates	1.20%[e]	1.29%
Net investment income	0.81%	1.07%

Supplemental data
Net assets, end of period (000's)	$35,264	$1,034
Portfolio turnover rate	24.69%	51.42%

[a]		For the period October 1, 2012 (effective date) to October 31, 2012.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[d]		Ratios are annualized for periods less than one year.

	Six Months Ended April 30, 2013	Year Ended October 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.31	$10.29	$10.46	$10.20	$9.59	$9.98
Income from investment operations[b]:
Net investment income	0.085	0.202	0.249	0.248	0.011	0.132
Net realized and unrealized gains (losses)	0.043	0.146	(0.122)	0.363	1.003	(0.357)
Total from investment operations	0.128	0.348	0.127	0.611	1.014	(0.225)
Less distributions from:
Net investment income	(0.168)	(0.328)	(0.257)	(0.319)	(0.404)	(0.165)
Net realized gains	—	—	(0.040)	(0.032)	—	—
Total distributions	(0.168)	(0.328)	(0.297)	(0.351)	(0.404)	(0.165)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$10.27	$10.31	$10.29	$10.46	$10.20	$9.59

Total return[e]	1.25%	3.46%	1.22%	6.11%	10.80%	(2.28)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.73%	0.76%	0.78%	0.81%	0.87%	1.23%
Expenses net of waiver and payments by affiliates	0.55%[g]	0.64%	0.65%	0.65%[g]	0.65% [g]	0.65% [g]
Net investment income	1.45%	1.72%	2.20%	2.40%	3.29%	3.61%

Supplemental data
Net assets, end of period (000's)	$80,203	$70,442	$49,682	$16,200	$1,893	$75
Portfolio turnover rate	24.69%	51.42%	75.51%	49.84%	53.06%	115.61%
Portfolio turnover rate excluding mortgage dollar rolls	24.69%	51.42%	75.51%	49.84%	53.06%	108.45%

[a]		For the period May 15, 2008 (effective date) to October 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.001 per share.
[e]		Total return is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

XI. The  “Fund  Details  –  Franklin Total Return Fund - Management  –  Special  Servicing  Agreement”  section  on  page  102 is  deleted  in  its  entirety.

XII. The  “Fund  Details  –  Franklin  Total Return Fund –  Financial  Highlights”  tables  beginning  on  page  103  are  updated  to  include figures for  the  six  months  ended  April 30, 2013:

	Six Months Ended April 30, 2013	Year Ended October 31,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.53	$10.32	$10.33	$9.65	$8.60	$9.92
Income from investment operations[a]:
Net investment income	0.117	0.297	0.353	0.401	0.480	0.449
Net realized and unrealized gains (losses)	0.114	0.472	0.074	0.710	1.190	(1.289)
Total from investment operations	0.231	0.769	0.427	1.111	1.670	(0.840)
Less distributions from:
Net investment income	(0.201)	(0.447)	(0.380)	(0.431)	(0.620)	(0.480)
Net realized gains	(0.160)	(0.112)	(0.057)	—	—	—
Total distributions	(0.361)	(0.559)	(0.437)	(0.431)	(0.620)	(0.480)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$10.40	$10.53	$10.32	$10.33	$9.65	$8.60

Total return[d]	2.25%	7.74%	4.26%	11.81%	20.25%	(8.79)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.89%	0.92%	0.93%	0.95%	1.01%	1.01%
Expenses net of waiver and payments by affiliates	0.88%	0.88%	0.88%[f]	0.87%[f]	0.85%[f]	0.85%[f]
Net investment income	2.21%	2.69%	3.45%	4.14%	4.75%	4.68%

Supplemental data
Net assets, end of period (000's)	$3,423,713	$3,134,211	$2,245,312	$1,867,411	$1,244,157	$780,551
Portfolio turnover rate	155.90%	314.62%	255.55%	131.91%	187.73%	300.07%
Portfolio turnover rate excluding mortgage dollar rolls	47.65%	122.04%	98.96%	53.26%	59.67%	68.00%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.51	$10.31	$10.32	$9.65	$8.60	$9.91
Income from investment operations[a]:
Net investment income	0.094	0.253	0.313	0.357	0.473	0.406
Net realized and unrealized gains (losses)	0.127	0.467	0.076	0.706	1.163	(1.275)
Total from investment operations	0.221	0.720	0.389	1.063	1.636	(0.869)
Less distributions from:
Net investment income	(0.181)	(0.408)	(0.342)	(0.393)	(0.586)	(0.441)
Net realized gains	(0.160)	(0.112)	(0.057)	—	—	—
Total distributions	(0.341)	(0.520)	(0.399)	(0.393)	(0.586)	(0.441)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$10.39	$10.51	$10.31	$10.32	$9.65	$8.60

Total return[d]	2.15%	7.25%	3.88%	11.40%	19.67%	(9.15)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.29%	1.32%	1.33%	1.35%	1.41%	1.41%
Expenses net of waiver and payments by affiliates	1.28%	1.28%	1.28%[f]	1.27%[f]	1.25%[f]	1.25%[f]
Net investment income	1.81%	2.29%	3.05%	3.74%	4.35%	4.28%

Supplemental data
Net assets, end of period (000's)	$597,639	$571,206	$394,777	$366,888	$237,596	$103,564
Portfolio turnover rate	155.90%	314.62%	255.55%	131.91%	187.73%	300.07%
Portfolio turnover rate excluding mortgage dollar rolls	47.65%	122.04%	98.96%	53.26%	59.67%	68.00%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Class R	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.52	$10.32	$10.33	$9.65	$8.60	$9.92
Income from investment operations[a]:
Net investment income	0.101	0.255	0.330	0.390	0.425	0.422
Net realized and unrealized gains (losses)	0.128	0.480	0.073	0.698	1.224	(1.286)
Total from investment operations	0.229	0.735	0.403	1.088	1.649	(0.864)
Less distributions from:
Net investment income	(0.189)	(0.423)	(0.356)	(0.408)	(0.599)	(0.456)
Net realized gains	(0.160)	(0.112)	(0.057)	—	—	—
Total distributions	(0.349)	(0.535)	(0.413)	(0.408)	(0.599)	(0.456)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$10.40	$10.52	$10.32	$10.33	$9.65	$8.60

Total return[d]	2.22%	7.39%	4.02%	11.55%	19.97%	(9.01)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.14%	1.17%	1.18%	1.20%	1.26%	1.26%
Expenses net of waiver and payments by affiliates	1.13%	1.13%	1.13%[f]	1.12%[f]	1.10%[f]	1.10%[f]
Net investment income	1.96%	2.44%	3.20%	3.89%	4.50%	4.43%

Supplemental data
Net assets, end of period (000's)	$76,830	$87,235	$84,708	$86,750	$85,024	$68,775
Portfolio turnover rate	155.90%	314.62%	255.55%	131.91%	187.73%	300.07%
Portfolio turnover rate excluding mortgage dollar rolls	47.65%	122.04%	98.96%	53.26%	59.67%	68.00%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended April 30, 2013	Year Ended October 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.55	$10.34	$10.35	$9.67	$8.61	$9.93
Income from investment operations[a]:
Net investment income	0.133	0.319	0.380	0.431	0.517	0.479
Net realized and unrealized gains (losses)	0.121	0.474	0.071	0.705	1.186	(1.295)
Total from investment operations	0.254	0.793	0.451	1.136	1.703	(0.816)
Less distributions from:
Net investment income	(0.214)	(0.471)	(0.404)	(0.456)	(0.643)	(0.504)
Net realized gains	(0.160)	(0.112)	(0.057)	—	—	—
Total distributions	(0.374)	(0.583)	(0.461)	(0.456)	(0.643)	(0.504)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$10.43	$10.55	$10.34	$10.35	$9.67	$8.61

Total return[d]	2.47%	7.98%	4.50%	12.17%	20.52%	(8.64)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.64%	0.67%	0.68%	0.70%	0.76%	0.76%
Expenses net of waiver and payments by affiliates	0.63%	0.63%	0.63%[f]	0.62%[f]	0.60%[f]	0.60%[f]
Net investment income	2.46%	2.94%	3.70%	4.39%	5.00%	4.93%

Supplemental data
Net assets, end of period (000's)	$1,650,355	$1,482,994	$1,158,243	$972,218	$668,955	$345,256
Portfolio turnover rate	155.90%	314.62%	255.55%	131.91%	187.73%	300.07%
Portfolio turnover rate excluding mortgage dollar rolls	47.65%	122.04%	98.96%	53.26%	59.67%	68.00%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Effective September 1, 2008, the redemption fee was eliminated.
[c]		Amount rounds to less than $0.001 per share.
[d]		Total return is not annualized for periods less than one year.
[e]		Ratios are annualized for periods less than one year.
[f]		Benefit of expense reduction rounds to less than 0.01%.

XIII. The  following sections of the  “Fund  Details  – Distributions and Taxes –  Tax Considerations” beginning  on  page  108  are  revised  with  the  following:

Capital gains.   Fund distributions of short-term capital gains are also subject to tax at ordinary rates. Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For individuals in the 10% and 15% tax brackets, the long-term capital gains tax rate is 0%. For individuals in higher tax brackets, the long-term capital gains rate is 15% (20% for certain high income taxpayers). An additional 3.8% Medicare tax may also be imposed as discussed below.

Sales of Fund shares.   When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton fund, you will generally recognize a taxable capital gain or loss. If you have owned your Fund shares for more than one year, any net long-term capital gains will qualify for the reduced rates of taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Medicare tax.   For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional Medicare tax will be reported on, and paid with, your federal income tax return.

Non-U.S. investors.   Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains and, with respect to taxable years of the Fund that begin before January 1, 2014 (sunset date), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. If these exemptions for interest-related dividends and short-term capital gain dividends are not extended or made permanent, and thus sunset, such amounts will again be treated as ordinary income subject to U.S. withholding tax at 30% or a lower treaty rate. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements.   Payments to a shareholder that is either a foreign financial institution (FFI) or a non-financial foreign entity (NFFE) within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

XIV. The  first  paragraph  (after the sales charge table) of the  “Fund  Details  – Your Account  -  Choosing  a Share Class”  section  beginning  on  page  112  is replaced  with  the  following:

The Low Duration Total Return Fund began offering Class C shares on October 1, 2012.  The Floating Rate Daily Access, Low Duration Total Return, and Total Return Funds began  offering  Class  R6  shares  on  May  1,  2013.  The Adjustable U.S. Government Securities Fund will begin offering Class R6 shares on September 20, 2013.

XV.  A  second  paragraph  has been added to the  “Fund  Details  – Your Account  –  Choosing a Share Class - Distribution and Service (12b-1) Fees” section  beginning  on  page  119:

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences, but will never exceed the amount set forth in the Rule 12b-1 plan over the 12-month measurement period.

Please keep  this  supplement  for  future  reference.

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FIST2 SA-2  09/13

SUPPLEMENT DATED SEPTEMBER 20, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2013
OF
FRANKLIN INVESTOR SECURITIES TRUST

(Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Total Return Fund)

The statement  of  additional  information  is  amended  as  follows:

I.  The  Franklin  Adjustable U.S. Government Securities Fund will  begin  offering  Class  R6  shares  on  or  about  September 20, 2013.  Therefore,  on  or  about  September 20, 2013,  the  Fund  will  offer  four  classes of  shares,  Class  A,  Class  C,  Class  R6  and  Advisor  Class.

II. The  second  paragraph  on  page  1  is revised  as follows:

The unaudited  financial  statements  in  the  Fund's  Semiannual  Report  to  Shareholders,  for  the  six  month  period  ended April 30, 2013, are  incorporated  by  reference  (are  legally  a  part  of  this  SAI).

III. The  second,  third  and  fourth  paragraphs  under  “Management  and  Other  Services  – Management  fees”  section beginning  on  page  58  are  replaced  with  the  following:

Prior  to  May 1, 2013,  the  Adjustable U.S. Government Securities Fund  paid  the  investment  manager  a  fee  based on the average daily net assets of:

•      0.400%  of  the value  of  its  net  assets  up  to  and  including  $5  billion;

•      0.350%  of  the value  of  its  net  assets  over  $5  billion  up  to  and  including  $10  billion;

•      0.330%  of  the value  of  its  net  assets  over  $10 billion  up  to  and  including  $15  billion; and

•      0.300%  of  the value  of  its  net  assets  over  $15  billion.

Effective  May 1, 2013,  the  Adjustable U.S. Government Securities Fund  pays  the  investment  manager  a  fee  based on the average daily net assets of:

•      0.500%  of  the value  of  its  net  assets  up  to  and  including  $5  billion;

•      0.440%  of  the value  of  its  net  assets  over  $5  billion  up  to  and  including  $10  billion;

•      0.410%  of  the value  of  its  net  assets  over  $10 billion  up  to  and  including  $15  billion;  and

•      0.380%  of  the value  of  its  net  assets  over  $15  billion.

IV. The  first  paragraph  under  “Management  and  Other  Services  –  Administration  fees”  section beginning  on  page  61  is  replaced  with  the  following:

Effective May 1, 2013, following  board  approval  of  the  combination  of  the  investment  management  and  fund administration  agreements,  the  investment  manager  pays  FT  Services  a monthly  fee  equal  to  an  annual  rate  of  0.20% of the Floating Rate Daily Access Fund, Low Duration Total Return Fund, and Franklin Total Return Fund’s  average  daily  net  assets.

V. The  second  paragraph  under  “Organization,  Voting  Rights  and  Principal  Holders”  on  page  74  is  replaced  with the following:

The Adjustable U.S. Government Fund, Floating Rate Daily Access Fund and Low Duration Total Return Fund currently offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.  The Total Return Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.  The Low Duration Total Return Fund began offering Class C shares and Class R6 shares on October 1, 2012 and May 1, 2013, respectively.  The Floating Rate Daily Access Fund and Total Return Fund began offering Class R6 shares on May 1, 2013.  The Adjustable U.S. Government Fund will begin offering Class R6 shares on September 20, 2013.  The Funds may offer additional classes of shares in the future.  The full title of each class is:

  Franklin Adjustable U.S. Government Fund - Class A
  Franklin Adjustable U.S. Government Fund - Class C
  Franklin Adjustable U.S. Government Fund - Class R6
  Franklin Adjustable U.S. Government Fund - Advisor Class
  Franklin Floating Rate Daily Access Fund - Class A
  Franklin Floating Rate Daily Access Fund - Class C
  Franklin Floating Rate Daily Access Fund - Class R6
  Franklin Floating Rate Daily Access Fund - Advisor Class
  Franklin Low Duration Total Return Fund - Class A
  Franklin Low Duration Total Return Fund – Class C
  Franklin Low Duration Total Return Fund – Class R6
  Franklin Low Duration Total Return Fund - Advisor Class
  Franklin Total Return Fund - Class A
  Franklin Total Return Fund - Class C
  Franklin Total Return Fund - Class R
  Franklin Total Return Fund - Class R6
  Franklin Total Return Fund - Advisor Class

VI. The  sixth, seventh and  eight  paragraphs  under  “Organization,  Voting  Rights  and  Principal  Holders”  beginning  on page  74  are  replaced  with  the following:

As of  September 3, 2013,  the  principal  shareholders  of  the  Funds,  beneficial  or of  record, were :

Name  and  Address

Share

Class

Percentage

(%)

Adjustable U.S. Government Fund

Reliance Trust Company FBO

Investors Security Trust

P.O. Box 48529

Atlanta, GA 30362-1529                                                                                         Advisor                  6.55

Floating Rate Daily Access Fund

Franklin  Templeton  Multi-Asset Real Return Fund

One Franklin Parkway

San Mateo, CA  94403-1906                                                                                     R6                       100.00

SEI Private Trust Company

One Freedom Valley Drive

Oaks, PA 19456-9989                                                                                              Advisor                 21.38

Low Duration Fund

Franklin  Templeton  Multi-Asset Real Return Fund

One Franklin Parkway

San Mateo, CA  94403-1906                                                                                     R6                       98.63

SEI Private Trust Company

One Freedom Valley Drive

Oaks, PA 19456-9989                                                                                              Advisor                 5.75

LPL Financial

9785 Towne Centre Drive

San Diego, CA 92121-1968                                                                                   Advisor               7.56

Total Return Fund

Hartford Life Insurance Company

P.O. Box 2999

Hartford, CT 06104-2999                                                                                      R                            33.58

Hartford Securities Distribution Company Inc.

P.O. Box 2999

Hartford, CT 06104-2999                                                                                      R                            7.32

PIMS Prudential Retirement

As Nominee for the Trustee Custodian

Grundfos Pumps Corporation

17100 West 118th Terrace

Olathe, KS 66061                                                                                                   R                            12.30

Franklin  Templeton  Conservative Allocation Fund

Franklin  Templeton  Fund Allocator

3344 Quality Drive

Rancho Cordova, CA 95670-7313                                                                        R6                        40.14

Franklin  Templeton  Growth Allocation Fund

Franklin  Templeton  Fund Allocator

3344 Quality Drive

Rancho Cordova, CA 95670-7313                                                                        R6                        8.12

Franklin  Templeton  Moderate Allocation Fund

Franklin  Templeton  Fund Allocator

3344 Quality Drive

Rancho Cordova, CA 95670-7313                                                                        R6                        48.79

From  time  to  time,  the  number  of  Fund  shares  held  in  the  “street  name”  accounts  of  various  securities  dealers  for  the benefit  of  their  clients  or  in  centralized  securities  depositories  may  exceed  5%  of  the  total  shares  outstanding.

VII. The  eighth  paragraph  under  “Organization,  Voting  Rights  and  Principal  Holders”  on  page  75  is replaced  with  the following:

As of  September 3, 2013,  the  officers  and  board  members,  as  a  group,  owned  of  record  and  beneficially  less  than  1%  of  the  outstanding  shares  of  each Fund and class. The  board members  may  own  shares  in  other  funds  in  Franklin  Templeton  Investments.

Please keep  this  supplement  for  future  reference.

FRANKLIN INVESTORS SECURITIES TRUST

FILE NOS. 033-11444 & 811-04986

PART C

OTHER INFORMATION

Item 28. Exhibits.
The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin Investors Securities Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(ii)

Certificate of Amendment of Agreement and Declaration

of Trust of Franklin Investors Securities Trust dated October 21, 2008

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(b)	By-Laws

(i)

By-Laws of Franklin Investors Securities Trust effective as of October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(c)	Instruments Defining Rights of Security Holders

(i)

Agreement and Declaration of Trust

(a)  Article III, Shares

(b)  Article V, Shareholders’ voting Powers and Meetings

(c)  Article VI, Net Asset Value; Distributions; Redemptions; Transfer

(d)  Article VIII, Certain Transactions: Section 4

(e)  Article X, Miscellaneous: Section 4

	(ii)	By-Laws (a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendment: Section 1

	(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

	(i)	Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.

	(ii)	Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.

(iii)

Investment Management Agreement dated March 1, 2008 between the Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

	(iv)	Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.

(v)

Investment Management Agreement dated March 1, 2008 between the Registrant on behalf of Franklin Limited Maturity U.S. Government Securities Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

	(vi)	Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.

	(vii)	Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.

	(viii)	Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.

(ix)

Amended and Restated Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC

(e)	Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated

May 1, 2010

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 29, 1998

	(iv)	Amendment dated September 6, 2013 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

(v)

Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

	(vi)	Amendment dated September 6, 2013, to Schedule 1 of the Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(viii)

Amendment dated January 5, 2012, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

	(xi)	Amendment dated September 6, 2013 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

	(ii)	Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund

(iii)

Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Balanced Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund

(i)	Legal Opinion

	(i)	Legal Opinion dated February 25, 2008 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: April 24, 1995

(ii)

Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 29, 1998

(iii)

Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(iv)

Letter of Understanding relating to Franklin Real Return Fund dated November 17, 2004

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2004

(v)

Letter of Understanding relating to Franklin Low Duration Total Return Fund dated November 17, 2004

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2004

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(ix)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(x)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(xi)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Balanced Fund and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to

Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(xii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund and Franklin/Templeton Distributors, Inc., dated October 1, 2012

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(xiii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund, and Franklin Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(n)	Rule 18f-3 Plan

	(i)	Amended and Restated Multiple Class Plan dated July 17, 2013 on behalf of Franklin Adjustable U.S. Government Securities Fund

(ii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Balanced Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(iii)

Multiple Class Plan dated October 16, 2007 on behalf of Franklin Convertible Securities Fund

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(iv)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Equity Income Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(v)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Floating Rate Daily Access Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(vi)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(vii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Low Duration Total Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(viii)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Real Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(ix)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Total Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(p)	Code of Ethics

	(i)	Code of Ethics dated April 1, 2012 Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 27, 2012

(q)	Power of Attorney

	(i)	Power of Attorney dated June 13, 2013

ITEM 29.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None

ITEM 30.    INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of the Advisers the Registrant’s investment manager, also serve as officers and/or directors or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, serves as sub-advisor for one series of the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

ITEM 32.    PRINCIPAL UNDERWRITERS

(a)   Franklin Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-5889).

(c)   Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 33.    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 34.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.    UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of September, 2013.

FRANKLIN INVESTORS SECURITIES TRUST

(Registrant)

By: /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer-Investment Management Dated: September 17, 2013

Laura F. Fergerson*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration Dated: September 17, 2013

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: September 17, 2013

Harris J. Ashton* Harris J. Ashton	Trustee Dated: September 17, 2013

Sam Ginn* Sam Ginn	Trustee Dated: September 17, 2013

Edith E. Holiday* Edith E. Holiday	Trustee Dated: September 17, 2013

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: September 17, 2013

Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: September 17, 2013

J. Michael Luttig * J. Michael Luttig	Trustee Dated: September 17, 2013

Frank A. Olson* Frank A. Olson	Trustee Dated: September 17, 2013

Larry D. Thompson* Larry D. Thompson	Trustee Dated: September 17, 2013

John B. Wilson* John B. Wilson	Trustee Dated: September 17, 2013

*By /s/Karen L. Skidmore

Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Powers of Attorney filed herewith)

FRANKLIN INVESTORS SECURITIES TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(a)(i)	Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008	*

EX-99.(b)(i)	By-Laws	*

EX-99.(d)(i)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(ii)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(iii)	Investment Management Agreement dated March 1, 2008 between Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.	*

EX-99.(d)(iv)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(v)	Investment Management Agreement dated March 1, 2008 between Registrant on behalf of Franklin Limited Maturity U.S. Government Securities Fund and Franklin Advisers, Inc.	*

EX-99.(d)(vi)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(vii)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(viii)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.	Attached

EX-99.(d)(ix)	Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC	Attached

EX-99.(e)(i)	Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated September 6, 2013 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	Attached

EX-99.(g)(v)	Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated September 6, 2013 to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	Attached

EX-99.(g)(vii)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated September 6, 2013 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996	Attached

EX-99.(h)(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc., and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

*

EX-99.(h)(ii)	Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund	Attached

EX-99.(h)(iii)

Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Balanced Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund

Attached

EX-99.(h)(iv)	Amended and restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC	*

EX-99.(h)(v)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin Templeton Services, LLC	*

EX-99.(h)(vi)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin Templeton Services, LLC	*

EX-99.(h)(vii)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC	*

EX-99.(i)(i)	Legal Opinion dated February 25, 2008	*

EX-99.(l)(i)	Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995	*

EX-99.(l)(ii)	Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998	*

EX-99.(l)(iii)	Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001	*

EX-99.(l)(iv)	Letter of Understanding relating to Franklin Real Return Fund dated November 17, 2004	*

EX-99.(l)(v)	Letter of Understanding relating to Franklin Low Duration Total Return Fund dated November 17, 2004	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan dated between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc., February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(iii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(iv)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(v)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(vi)

Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(vii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

Ex-99.(m)(viii)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(ix)	Amended and Restated Class A Distribution between Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(x)

Amended and Restated Class C Distribution Plan between Registrant, on behalf of Franklin Adjustable U.S. Government Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(xi)

Amended and Restated Class C Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Balanced Fund, and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(xii)	Class C Distribution Plan between Registrant on behalf of Franklin Low Duration Total Return Fund dated October 1, 2012	*

EX-99.(m)(xiii)

Amended and Restated Class R Distribution Plan between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund and Franklin/ Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(n)(i)	Amended and Restated Multiple Class Plan dated July 17, 2013 on behalf of Franklin Adjustable U.S. Government Securities Fund	Attached

EX-99.(n)(ii)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Balanced Fund	*

EX-99.(n)(iii)	Multiple Class Plan dated October 16, 2007 on behalf of Franklin Convertible Securities Fund	*

EX-99.(n)(iv)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Equity Income Fund	*

EX-99.(n)(v)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Floating Rate Daily Access Fund	*

EX-99.(n)(vi)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Limited Maturity U.S. Government Securities Fund	*

EX-99.(n)(vii)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Low Duration Total Return Fund	*

EX-99.(n)(viii)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Real Return Fund	*

EX-99.(n)(ix)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Total Return Fund	*

EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*

EX-99.(q)(i)	Power of Attorney dated June 13, 2013	Attached

*Incorporated by Reference